TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
TRADE RECEIVABLES, NET

NOTE 6: TRADE RECEIVABLES, NET

a.	Trade receivables, net:

	December 31,
	2024	2023
Open accounts (1)	$5,758	$4,684
Less-allowance for credit losses	(1,162)	(904)
Trade receivables, net	$4,596	$3,780

(1)	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.

b.	Movement in allowance credit losses:

U.S. dollars in thousands
Balance as of January 1, 2023	$1,101
Change in provision for the year	(131)
Derecognition of bad debts	(66)
Balance as of December 31, 2023	904
Change in provision for the year	432
Derecognition of bad debts	(174)
Balance as of December 31, 2024	$1,162

Following is information about the credit risk exposure of the Company’s trade receivables: December 31, 2024:

	U.S. dollars in thousands
	Not past due	<30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,962	$658	$777	$200	$372	$789	$5,758
Allowance for doubtful accounts	$126	$104	$120	$99	$103	$610	$1,162
Trade receivables, net	$2,836	$554	$657	$101	$269	$179	$4,596

Following is information about the credit risk exposure of the Company’s trade receivables: December 31, 2023:

	U.S. dollars in thousands
	Not past due	<30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,817	$167	$271	$314	$253	$862	$4,684
Allowance for doubtful accounts	$7	$12	$19	$44	$235	$587	$904
Trade receivables, net	$2,810	$155	$252	$270	$18	$275	$3,780